Income Tax (Details 5) - Unused tax losses [member] - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Expires 2024	$ 610	$ 610
Expires 2025	936	1,101
Expires 2026	2,112	2,136
Expires 2027	4,863	5,203
Expires 2028	2,064	2,064
Expires 2029	4,237	4,679
Expires 2030	3,698	3,698
Expires 2031	1,470	1,614
Expires 2032	3,772	4,854
Expires 2033	6,065	11,006
Expires 2034	7,416	8,420
Expires 2035	9,680	11,168
Expires 2036	18,713	18,886
Expires 2037	20,450	20,449
Expires 2038	20,214	20,214
Expires 2039	24,977	14,557
Expires 2040	169
Total	$ 131,446	$ 130,659